Inventories, Net - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Purchased goods	$ 161,833	$ 171,227
Less: reserve for obsolete inventories	(20,953)	(16,756)	$ (16,830)	$ (17,234)
Total	$ 140,880	$ 154,471